INCOME TAXES (Details) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income taxes
Unified income tax rate		25.00%	25.00%
Current and deferred components of the income tax expense
Current tax expense		$ 4,726		$ 3,438	$ 6,010
Deferred tax benefit		(1,286)		(3,223)	(2,469)
Income tax expense net		3,440		215	3,541
Deferred tax assets
Accrued expenses		4,803		3,407
Net operating loss carry-forwards		22,788		24,223
Operating lease liabilities		19,209		22,397
Inventory write-down		42		50
Allowance for doubtful accounts receivables and other receivables		1,003		758
Allowance for loan receivables		360		366
Impairment of long-term investments		157		153
Impairment of long-lived assets other than intangible assets		61		113
Total deferred tax assets		48,423		51,467
Less: valuation allowance		(8,428)		(9,646)	(2,859)
Deferred tax assets, net		39,995		41,821
Deferred tax liabilities
Acquired intangible assets, net		2,092		2,499
Operating lease right-of-use assets		16,848		20,044
Total deferred tax liabilities		18,940		22,543
Deferred income tax assets, net		22,803		21,168
Deferred income tax liabilities		1,768		1,890
Balance as of beginning of year		(9,646)		(2,859)
Additions of valuation allowance		1,534		(6,234)
Foreign currency translation adjustments		(316)		(553)
Balance as of end of year		(8,428)		(9,646)	(2,859)
Net operating loss carried forward		90,123
Reconciliation of the effective tax rate and the statutory income tax rate
Income (loss) before income taxes		6,984		(40,783)	2,015
Income tax expense computed at an applicable tax rate of 25%		1,746		(10,196)	504
Permanent differences		2,169		2,975	108
Effect of income tax rate difference in other jurisdictions		1,059		1,202	2,092
Change in valuation allowance		(1,534)		6,234	837
Income tax expense net		$ 3,440		$ 215	$ 3,541
Withholding tax (as a percent)		10.00%	10.00%
Deferred tax liabilities accrued for the Chinese dividend withholding taxes		$ 0
2022
Deferred tax liabilities
Net operating loss carried forward		9,829
2023
Deferred tax liabilities
Net operating loss carried forward		15,654
2024
Deferred tax liabilities
Net operating loss carried forward		11,650
2025
Deferred tax liabilities
Net operating loss carried forward		37,883
2026
Deferred tax liabilities
Net operating loss carried forward		$ 15,107
Hong Kong | Assessable profits of HK$2 million
Income taxes
Profits tax rate (as a percent)	8.25%	8.25%	8.25%	8.25%	8.25%
Hong Kong | Assessable profits in excess of HK$2 Million
Income taxes
Profits tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%	16.50%
Singapore
Income taxes
Unified income tax rate		17.00%	17.00%
Singapore | Tax Exempted for First SGD$10K
Income taxes
Exempted tax amount			$ 10
Exempted tax percentage		75.00%	75.00%
Singapore | Tax Exempted for Next SGD$190K
Income taxes
Exempted tax amount			$ 190
Exempted tax percentage		50.00%	50.00%